Employee Benefit Plans - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Compensation And Retirement Disclosure [Abstract]
Contribution expenses	$ 0.4	$ 0.1
Maximum annual contribution employer matches per employee, percent	6.00%